Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032910
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class A
Trading Symbol	LEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000032912
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class C
Trading Symbol	LEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$88	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%	[2]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000034322
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class E
Trading Symbol	CLGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$64	1.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000094688
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class R
Trading Symbol	CGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$63	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[4]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000253720
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class S
Trading Symbol	GEGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[5]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000094690
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CLWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000078989
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[7]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000032915
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	GEGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[8]
AssetsNet	$ 6,335,317,711
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

C000032858
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	COEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 298,219,363
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.7%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

C000253715
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	CMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[10]
AssetsNet	$ 298,219,363
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.7%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

C000122662
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CODRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[11]
AssetsNet	$ 298,219,363
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.7%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

C000177150
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[12]
AssetsNet	$ 298,219,363
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.7%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

C000032862
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[13]
AssetsNet	$ 298,219,363
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.7%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

C000029373
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class A
Trading Symbol	COLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[14]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000029375
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class C
Trading Symbol	COLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$70	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[15]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000253711
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class S
Trading Symbol	CTEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[16]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000136874
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$28	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[17]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000177149
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CTEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[18]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000029376
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CTEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[19]
AssetsNet	$ 1,704,870,719
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

C000210388
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Class A
Trading Symbol	CUSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[20]
AssetsNet	$ 1,532,763,952
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

C000082083
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[21]
AssetsNet	$ 1,532,763,952
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

C000206532
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	CUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[22]
AssetsNet	$ 1,532,763,952
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

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